Operating Segment Analysis (Tables)	12 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Summary of geographical information about non-current assets	Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2021 £’000	2020 £’000
United Kingdom	£35,803	£40,112
North America	67,877	29,431
Europe	146,357	75,358
RoW (1)	14,810	15,365
Total	£264,847	£160,266
(1) Rest of World (RoW)